Shareholders' equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Jun. 02, 2020	Jun. 30, 2019	Jun. 15, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reverse share split		1-for 6.69
Ordinary shares, authorized				75,000,000	75,000,000
Number of ordinary shares that were exchanged for ordinary shares			18,654,270
Net proceeds from Initial public offering				$ 0	$ 0	$ 113,350
Ordinary shares issuance costs					$ 1,109	4,876
Issuance of Protected ordinary shares, net of issuance costs						$ 4,340
Vesting period				4 years
Weighted-average grant-date fair value of options granted				$ 130.95	$ 27.85	$ 11.99
Aggregate intrinsic value of exercised options				$ 142,419	$ 128,463	$ 2,715
Grant-date fair value of vested options				25,536	$ 12,620	$ 5,768
Total unrecognized compensation cost				$ 176,309
Total unrecognized compensation cost weighted-average period				3 years 21 days
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
Unallocated ordinary shares				2,589,023
IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of ordinary shares, net of issuance costs (shares)	2,300,000	6,052,631
Net proceeds from Initial public offering	$ 129,853	$ 113,332
IPO | Underwriters [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of ordinary shares, net of issuance costs (shares)	300,000	789,473
ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares reserved and available for grant and issuance				410,000
Percentage number of shares available for issuance				1.00%
Percentage of employee salaries to purchase ordinary shares				15.00%
Percentage price of ordinary share purchased of fair market value				85.00%